Fair Value Measurement of Financial Instruments (Tables)	6 Months Ended
Oct. 31, 2023
Fair Value Measurement of Financial Instruments [Abstract]
Schedule of Fair Values of Financial Assets	The following table gives information about how the fair values of these financial assets are determined (in particular, the valuation technique(s) and inputs used).
	Fair value as at
	April 30,			October 31,	Fair value	Valuation technique(s)
Financial assets	2021	2022	2023	2023	hierarchy	and key inputs
	US$	US$	US$	US$
Financial assets at FVTPL - unlisted equity securities	1,287	488	489	488	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
	26,126	10,603	—	—	Level 3	Market approach - the option pricing model (“OPM”) backsolve approach was used to calculate the implied equity value of the investee. Once an overall equity value was determined, amounts were allocated to the various classes of equity based on the security class preferences. The inputs to the OPM backsolve approach are the recent transaction price for capital structure, probability of IPO, redemption and liquidation, the risk-free interest rate and expected volatility.
Movie income right investments	—	—	—	1,605	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
	10,445	8,039	13,924	3,918	Level 3	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right investments, based on an appropriate discount rate.

Schedule of Reconciliation of Level 3 Fair Value Measurements

Reconciliation of Level 3 fair value measurements

	Unlisted investments classified as equity instruments at FVTPL	Movie income right investments	Total
	US$	US$	US$
At May 1, 2020	16,933	—	16,933
Total gains in profit or loss	9,071	83	9,154
Transfer	(139)	—	(139)
Additions	304	10,375	10,679
Exchange realignment	(43)	(13)	(56)
At April 30, 2021	26,126	10,445	36,571
Total gains in profit or loss	16,564	371	16,935
Transfer from Level 2 to Level 3	796	—	796
Receipt of investment return	—	(2,681)	(2,681)
Disposals	(32,712)	—	(32,712)
Exchange realignment	(171)	(96)	(267)
At April 30, 2022	10,603	8,039	18,642
Total gains in profit or loss	15,036	350	15,386
New investment	—	5,545	5,545
Disposals	(25,650)	—	(25,650)
Exchange realignment	11	(10)	1
At April 30, 2023	—	13,924	13,924
Total gains in profit or loss	—	16,281	16,281
Disposals	—	(25,550)	(25,550)
Exchange realignment	—	(737)	(737)
At October 31, 2023	—	3,918	3,918